12. Stockholders' Deficit (Details - Options) - Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Options outstanding, beginning balance	72,000	0
Options granted	0	72,000
Options expired	0	0
Options exercised	0	0
Options outstanding, ending balance	72,000	72,000
Options exercisable	72,000
Weighted Average Exercise Price
Weighted average exercise price, beginning price	$ 2.00
Weighted average exercise price, granted		2.00
Weighted average exercise price, cancelled
Weighted average exercise price, expired
Weighted average exercise price, exercised
Weighted average exercise price, ending price	2.00	$ 2.00
Weighted average exercise price, exercisable	$ 2.00